SHAREHOLDER' EQUITY (Schedule of Fair Value of Options Granted) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SHAREHOLDER' EQUITY [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	92.00%	99.00%	92.00%
Risk-free interest rate	1.50%	2.02%	3.30%
Expected life	4 years	4 years	4 years